INCOME TAXES - Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current Federal, State and Local, Tax Expense (Benefit)	$ (8)	$ 96	$ 25
Current Foreign Tax Expense (Benefit)	1,245	1,104	877
Current Income Tax Expense (Benefit), Total	$ 1,237	$ 1,200	$ 902